Income taxes	12 Months Ended
Mar. 26, 2022
Income Tax Disclosure [Abstract]
Income taxes
9.	Income taxes:

(a)
The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of March 26, 2022, the Company had no accrued interest or penalties related to uncertain tax positions due to available tax loss carry forwards. The tax years 2015 through 2022 remain open to examination by the major taxing jurisdictions to which the Company is subject.

The Company evaluates its deferred tax assets to determine if any adjustments to its valuation allowances are required. As part of this analysis, the Company could not reach the required conclusion that it would be able to more likely than not realize the value of net deferred tax assets in the future. As a result, the Company has a non-cash
valuation allowance of $22.7 million (March 27, 2021
—$
24.6 million) against the majority of the Company’s net deferred tax assets.

The significant items comprising the Company’s net deferred tax assets at March 26, 2022 and March 27, 2021 are as follows:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$12,745	$14,801
Difference between book and tax basis of property and equipment	6,024	4,757
Operating lease right-of-use asset	4,082	3,997
Other reserves not currently deductible	212	1,187
Other	(403)	(177)

Net deferred tax asset before valuation allowance	22,660	24,565
Valuation allowance	(22,660)	(24,565)

Net deferred tax asset	$—	$—

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021	March 28, 2020
	(In thousands)
Income tax expense (benefit):
Current	$—	$—	$—
Deferred	1,781	(1,606)	(3,195)
Valuation allowance	(1,781)	1,606	3,195
Income tax expense	$—	$—	$—
The Company’s current tax payable was nil at March 26, 2022, March 27, 2021 and March 28, 2020.
The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021	March 28, 2020
Canadian statutory rate	26.1%	26.2%	26.6%
Rate differential for U.S. operations	0.0%	0.0%	0.0%
Utilization of unrecognized losses and other tax attributes	(130.8%)	(27.3%)	(26.4%)
Permanent differences and other	104.7%	(1.1%)	(0.2%)

Total	0%	0%	0%

(b)
At March 26, 2022, the Company had federal
non-capital
losses of $44.5 million available to reduce future Canadian federal taxable income and investment tax credits (“ITC’s”) in Canada of $0.3 million available to reduce future Canadian federal income taxes payable which will expire between 2030 and 2042. The Company also has capital losses of $1.4 million available to reduce future Canadian capital gains. The capital losses will not expire.